Note 5 - Stockholders' Equity - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2025 shares
Common stock reserved for future issuance (in shares)	4,213,178
Share-Based Payment Arrangement, Option [Member]
Common stock reserved for future issuance (in shares)	45,579
Stock options authorized for future grants (in shares)	292,714
Warrants [Member]
Common stock reserved for future issuance (in shares)	3,874,885